RELATED PARTY BALANCES AND TRANSACTIONS (Details)	12 Months Ended
Sep. 30, 2017
Jilin Jinong Hi-tech Development Shares Co., Ltd. ("Jinong") [Member]
Related Party Nature Of Relationship	Being long-term investment of the Company (note 10)
Beijing Shihui [Member]
Related Party Nature Of Relationship	Being owned by close family members of the Company’s Chairman
Xinjiang Ginbo Seeds Center [Member]
Related Party Nature Of Relationship	Being the non-controlling interest of Xinjiang Origin